Nature of Business and Organization	12 Months Ended
Jun. 30, 2024
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

Global Engine Group Holding Limited (the “Company” or “GE Group”) is a holding company incorporated on September 7, 2021 under the British Virgin Islands (“BVI”) law. The Company has no substantial operations other than holding all of the outstanding share capital of Global Engine Holdings Limited (“BVI Sub”) which was incorporated under BVI law on March 5, 2021. BVI Sub is also a holding company holding of all the equity interest of Global Engine Limited (“GEL”), a Hong Kong Company incorporated on May 3, 2018. The Company, through GEL, is an integrated solutions provider that delivers actionable outcomes for organizations by using information communication technologies (“ICT”) solutions to drive business outcomes and innovation. The Group offers: (i) “ICT Solution Services” provides cloud platform deployment, IT system design and configuration services, maintenance services, data center colocation service and cloud service; (ii) “Technical Services” include the technical development, support, and outsourcing services for data center and cloud computing infrastructure, mobility and fixed network communications, as well as Internet-of-things projects; and (iii) “Project Management Services” enhances productivity and collaboration management and enables successful implementations and adoption of solutions for customers. The Company’s headquarters is located in Hong Kong, China. All of the Company’s business activities are carried out by GEL.

On March 30, 2021, GEL’s initial shareholder, Andrew Lee sold his equity interest in GEL to BVI Sub for nominal cash consideration resulting in BVI Sub being the sole shareholder of GEL.  On January 5, 2022, then-existing shareholders of BVI Sub transferred their equity interests in BVI Sub to GE Group, resulting in GE Group being the parent company of BVI Sub and the indirect parent company of GEL.  GE Group, BVI Sub and GEL are under common control which results in the consolidation of BVI Sub and GEL at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

The consolidated financial statements reflect the activities of each of the following entities:

Name	Background	Ownership	Principal activities
Global Engine Group Holding Limited (“GE Group”)	● A BVI company ● Incorporated on September 7, 2021	-	Investment holding
Global Engine Holdings Limited (“BVI Sub”)	● A BVI company ● Incorporated on March 5, 2021	100% owned by GE Group	Investment holding
Global Engine Limited (“GEL”)	● A Hong Kong company ● Incorporated on May 3, 2018	100% owned by BVI Sub	integrated solutions provider in ICT, system integration and other technical consultation services